INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Income Tax Expense (benefit)
Current:	2021	2020
Federal State and local	$-	$-
Total Current	-	-
Deferred:
Federal State and local benefit	(860,056)	(1,705,046)
Net operating loss, net of state tax effect	(30,540)	(60,546)
Meals and entertainment	10,134	4,459
Stock based expenses	46,769	87,706
Impairment	208,728	567,629
Amortization	143,243	153,497
Derivative expense	(742,749)	239,468
Gain on extinguishment	(1,808,903)	-
Change in allowance	3,033,374	712,833
Total Benefit	$-	$-

Income Tax Rate Reconciliation
	2021	2020
Income tax at Federal statutory rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Stock based compensation	(0%)	(0%)
Net operating loss, net of state tax effect	(1%)	(1%)
Other	(1%)	(1%)
Total	-	-

Deferred Tax Assets (liabilities)
Current deferred tax assets (liabilities):	2021	2020
Valuation allowance	$-	$-
Total current deferred tax asset (liability)	-	-

Noncurrent deferred tax assets (liabilities):
Derivative (gain) expense	2,073,432	1,330,683
Intangible assets amortization	1,253,096	956,355
Net operating loss carry forwards	5,725,115	2,752,287
Stock base compensation	1,878,003	1,743,527
Other	(1,679,863)	99,034
Less; Valuation allowance	$(9,249,782)	$(6,881,886)
Total noncurrent deferred tax asset (liability)	-	-

Total deferred tax asset (liability)	$-	$-